UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     ASPEN ADVISORS, L.L.C.
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      October 13, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    18863

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN INDEPENDENC E CORP    COMMON STOCK     026760405     3820   255507 SH       SOLE                 255507        0        0
D AMKOR TECHNOLOGIES INC         COMMON STOCK     031652100      811   222300 SH       SOLE                 222300        0        0
D BOOTS & COOTS/INTL WELL CTRL N COMMON STOCK     099469504      158   200000 SH       SOLE                 200000        0        0
D CINCINNATI BELL INC NEW COM    COMMON STOCK     171871106     1483   425000 SH       SOLE                 425000        0        0
D KMART HLDG CORP     COM        COMMON STOCK	  498780105	 237     2705 SH       SOLE                   2705        0        0
D LEVEL 3 COMM INC COM           COMMON STOCK     52729N100      704   271800 SH       SOLE                 271800        0        0
D MPOWER HOLDING CORP COM        COMMON STOCK     62473L309     7269  5634700 SH       SOLE                5634700        0        0
D SBA COMMUNICATIONS CORP USD CO COMMON STOCK     78388J106     1471   210100 SH       SOLE                 210100        0        0
D TOYS R US                      COMMON STOCK     892335100     2182   123000 SH       SOLE                 123000        0        0
D TRITON PCS HOLDINGS INC CLASS  COMMON STOCK     89677M106      728   284500 SH       SOLE                 284500        0        0
S REPORT SUMMARY                 10 DATA RECORDS               18863        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED